Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Accounting Policies [Abstract]
Schedule of Research and Development Expenses and Reimbursements
Such reimbursements were recognized under the collaboration arrangement with R-Pharm during the quarter ended March 31, 2015. Information about the Company’s research and development expenses and reimbursements due under collaboration arrangements for the three months ended March 31, 2015 and 2014, is presented as follows:

	Three Months Ended March 31,
	2015	2014
Research and development expense, gross	$3,981	$1,320
Less: Reimbursement of research and development expense	194	—
Research and development expense, net of reimbursements	$3,787	$1,320

Information about the Company’s research and development expenses and reimbursements due under collaboration arrangements for the years ended December 31, 2014 and 2013 is presented as follows:

	Years Ended December 31,
	2014	2013
Research and development expense, gross	$8,513	$4,363
Less: Reimbursement of research and development expense	226	—
Research and development expense, net of reimbursements	$8,287	$4,363

Schedule of Segment Reporting Information, by Segment
Information about the Company’s revenue, including revenue in continuing operations and discontinued operations, from different geographic regions for the years ended December 31, 2014 and 2013 is presented as follows:

	Years Ended December 31,
	2014		2013
United States	$16,422	86%	$15,126	90%
Europe	1,235	7%	1,626	10%
Other non-US	1,367	7%	105	—
Total	$19,024	100%	$16,857	100%